SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 239,289	$ 202,692
Others	949	827
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	156,973	140,283
Sensera devices and capsules [member]
IfrsStatementLineItems [Line Items]
Revenue	1,309
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	38,824	36,618
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	26,588	14,395
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 14,646	$ 10,569